Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 138,664,272	$ 124,208,506	$ 102,320,689
Cost of goods sold	108,914,256	98,077,100	77,129,454
Gross Profit	29,750,016	26,131,406	25,191,235
Operating Expenses
Selling expenses	7,830,280	6,834,645	5,955,391
General and administrative expenses	8,323,207	7,254,270	6,277,018
Research and development expenses	3,430,529	2,953,477	2,355,449
Total operating expenses	19,584,016	17,042,392	14,587,858
Income from Operations	10,166,000	9,089,014	10,603,377
Other Income (Expense):
Interest income	32,810	57,477	27,870
Interest expense	(1,768,434)	(981,061)	(589,758)
Subsidy income	1,705,956	1,012,128	1,646,774
Investment loss	(8,667)
Foreign currency transaction gain (loss)	780,406	(175,271)	56,970
Other income, net	65,926	51,607	65,260
Total other income (expense), net	807,997	(35,120)	1,207,116
Income Before Income Taxes	10,973,997	9,053,894	11,810,493
Provision for Income Taxes	1,126,736	788,370	1,561,404
Net income from continuing operations	9,847,261	8,265,524	10,249,089
Discontinued operation:
Net loss from discontinued operations, net of tax	(88,302)	(1,974,852)	(2,306,036)
Net income	9,758,959	6,290,672	7,943,053
Less: net income (loss) attributable to non-controlling interest from continuing operations	(104,533)	12,875	20
Net income attributable to Fuling Global Inc.	9,863,492	6,277,797	7,943,033
Other Comprehensive Income
Foreign currency translation income (loss)	(3,123,851)	2,172,347	(1,913,200)
Comprehensive income attributable to Fuling Global Inc.	$ 6,739,641	$ 8,450,144	$ 6,029,833
Earnings per share - Basic and diluted
Continuing operations	$ 0.62	$ 0.52	$ 0.65
Discontinued operations	$ (0.01)	$ (0.13)	$ (0.15)
Weighted average number of shares - Basic and diluted
Continuing operations and discontinued operations	15,782,055	15,759,293	15,735,588